SUBSEQUENT EVENTS (Details Narrative) - USD ($)			3 Months Ended
	Jan. 05, 2026	Sep. 04, 2025	Mar. 31, 2025	Dec. 24, 2025	Nov. 26, 2025	Oct. 10, 2025	Jul. 08, 2025	Jan. 31, 2025	Jan. 27, 2025	Sep. 26, 2021
Purchase Agreement [Member] | Institutional investor [Member]
Subsequent Event [Line Items]
Face amount				$ 15,000,000
Number of shares exercisable				7,009,346
Exercise price				$ 2.675
The 2021 Equity Incentive Plan [Member]
Subsequent Event [Line Items]
Stock available for authorized										8,394,360
The 2021 Equity Incentive Plan [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Stock available for authorized						18,000,000
2024 convertible note purchase agreement [Member]
Subsequent Event [Line Items]
Borrowing amount								$ 3,700,000
Maturity date			Aug. 22, 2025
Nexus and Another Dimension Convertible Notes [Member]
Subsequent Event [Line Items]
Borrowing amount								$ 7,000,000.0
Fang Family Fund loan [Member]
Subsequent Event [Line Items]
Face amount					$ 1,000,000		$ 425,000
Interest rate					6.00%		6.00%
Repayments of debt	$ 1,000,000	$ 425,000
Interest paid	$ 6,575	$ 4,533
Fang Family Fund,II LLC [Member]
Subsequent Event [Line Items]
Borrowing amount			$ 1,350,000
Interest per annum			6.00%
Term			12 months
One Investor [Member] | 2024 convertible note purchase agreement [Member]
Subsequent Event [Line Items]
Borrowing amount									$ 1,000,000